UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $105,725
                                         (thousands)


List of Other Included Managers:

NONE



                                                 FORM 13F INFORMATION TABLE
                                            Jasinkiewicz Capital Management, LLC
                                                        March 31, 2013



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                              TITLE                       VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                ---------       ------      --------  ------- --------  ---------- ---------      -----   ------- ----

AMERICAN ELEC PWR INC         COM              025537101      483    9,934  SH           Sole                    9,934
APACHE CORP                   COM              037411105    4,066   52,698  SH           Sole                   52,698
BAKER HUGHES INC              COM              057224107    4,990  107,515  SH           Sole                  107,515
CARBO CERAMICS INC            COM              140781105      791    8,684  SH           Sole                    8,684
CENTERPOINT ENERGY INC        COM              15189T107    1,468   61,274  SH           Sole                   61,274
CHESAPEAKE ENERGY CORP        COM              165167107      382   18,700      CALL     Sole                   18,700
CHESAPEAKE ENERGY CORP        COM              165167107    8,256  404,532  SH           Sole                  404,532
CHEVRON CORP NEW              COM              166764100    1,240   10,437  SH           Sole                   10,437
CLECO CORP NEW                COM              12561W105      376    8,003  SH           Sole                    8,003
CMS ENERGY CORP               COM              125896100      399   14,280  SH           Sole                   14,280
COBALT INTL ENERGY INC        COM              19075F106    1,003   35,569  SH           Sole                   35,569
COMSTOCK RES INC              COM NEW          205768203      765   47,093  SH           Sole                   47,093
CONCHO RES INC                COM              20605P101      990   10,166  SH           Sole                   10,166
DOMINION RES INC VA NEW       COM              25746U109    2,134   36,684  SH           Sole                   36,684
EOG RES INC                   COM              26875P101    9,062   70,759  SH           Sole                   70,759
EQT CORP                      COM              26884L109    1,957   28,891  SH           Sole                   28,891
DRIL-QUIP INC                 COM              262037104      420    4,821  SH           Sole                    4,821
FLOTEK INDS INC DEL           COM              343389102    4,630  283,191  SH           Sole                  283,191
FREEPORT-MCMORAN COPPER & GO  COM              35671D857      756   22,826  SH           Sole                   22,826
GREAT PLAINS ENERGY INC       COM              391164100      195    8,421  SH           Sole                    8,421
GOLAR LNG LTD BERMUDA         SHS              G9456A100    1,588   42,930  SH           Sole                   42,930
GULFPORT ENERGY CORP          COM NEW          402635304      599   13,073  SH           Sole                   13,073
HALCON RES CORP               COM NEW          40537Q209    2,136  274,239  SH           Sole                  274,239
KODIAK OIL & GAS CORP         COM              50015Q100    4,485  493,349  SH           Sole                  493,349
LUFKIN INDS INC               COM              549764108    3,196   48,134  SH           Sole                   48,134
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100    4,624   73,055  SH           Sole                   73,055
MARATHON OIL CORP             COM              565849106    4,981  147,702  SH           Sole                  147,702
NABORS INDUSTRIES LTD         SHS              G6359F103      217   13,323  SH           Sole                   13,323
NATIONAL OILWELL VARCO INC    COM              637071101    6,155   86,997  SH           Sole                   86,997
NISOURCE INC                  COM              65473P105    1,220   41,581  SH           Sole                   41,581
NORFOLK SOUTHERN CORP         COM              655844108      863   11,196  SH           Sole                   11,196
NORTHWESTERN CORP             COM NEW          668074305      171    4,283  SH           Sole                    4,283
NRG ENERGY INC                COM NEW          629377508    2,143   80,886  SH           Sole                   80,886
OASIS PETE INC NEW            COM              674215108      924   24,258  SH           Sole                   24,258
OCEANEERING INTL INC          COM              675232102    1,282   19,302  SH           Sole                   19,302
PG&E CORP                     COM              69331C108      557   12,502  SH           Sole                   12,502
PHILLIPS 66                   COM              718546104    2,025   28,935  SH           Sole                   28,935
PPL CORP                      COM              69351T106    2,158   68,933  SH           Sole                   68,933
QUICKSILVER RESOURCES INC     COM              74837R104      392  174,160  SH           Sole                  174,160
SCHLUMBERGER LTD              COM              806857108    3,901   52,087  SH           Sole                   52,087
SPDR S&P 500 ETF TR           TR UNIT          78462F103    3,901   24,900      PUT      Sole                   24,900
UNITED STATES NATL GAS FUND   UNIT PAR $0.001  912318201      545   24,900      PUT      Sole                   24,900
UNITED STATES NATL GAS FUND   UNIT PAR $0.001  912318201      271   12,400      PUT      Sole                   12,400
U S SILICA HLDGS INC          COM              90346E103      104    4,400      PUT      Sole                    4,400
VALERO ENERGY CORP NEW        COM              91913Y100    3,424   75,262  SH           Sole                   75,262
WALTER ENERGY INC             COM              93317Q105    1,547   54,294  SH           Sole                   54,294
WESTLAKE CHEM CORP            COM              960413102    5,719   61,170  SH           Sole                   61,170
XCEL ENERGY INC               COM              98389B100    2,234   75,207  SH           Sole                   75,207





SK 26653 0001 1378493